SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION
Each of our reportable segments provides midstream services in a specific geographic area. In the fourth quarter of 2014, we discontinued the aggregation of all of our operating segments. Within specific geographic areas, we may further differentiate reportable segments by type of gathering service provided. In connection with the Polar and Divide Drop Down, we identified two reportable segments in the Williston Basin. We had previously only provided natural gas gathering services in the Williston Basin. With the acquisition of Polar Midstream and Epping in May 2015, we now also provide crude oil and produced water gathering services in the Williston Basin. As such, we evaluated the quantitative and qualitative factors for operating segment aggregation in the Williston Basin and concluded that the characteristics for crude oil and produced water gathering services were not sufficiently similar to those of our natural gas gathering services. As a result, we now report the results of Bison Midstream in the Williston Basin – Gas reportable segment and those of Polar Midstream and Epping in the Williston Basin – Liquids reportable segment.
As of December 31, 2014, our reportable segments are:

•	the Marcellus Shale, which is served by Mountaineer Midstream;

•	the Williston Basin – Gas, which is served by Bison Midstream;

•	the Williston Basin – Liquids, which is served by Polar and Divide;

•	the Barnett Shale, which is served by DFW Midstream; and

•	the Piceance Basin, which is served by Grand River Gathering.
Corporate represents those revenues and expenses that are not specifically attributable to a reportable segment, not individually reportable, or that have not been allocated to our reportable segments. The accounting policies of the reportable segments and Corporate are the same as those described in the summary of significant accounting policies.
The following table presents assets by reportable segment as of December 31.

	December 31,
	2014	2013
	(In thousands)
Assets:
Marcellus Shale	$243,884	$214,379
Williston Basin – Gas	311,041	337,610
Williston Basin – Liquids	398,847	307,404
Barnett Shale	428,935	431,578
Piceance Basin	872,437	876,969
Total reportable segment assets	2,255,144	2,167,940
Corporate	38,577	23,203
Total assets	$2,293,721	$2,191,143

We assess the performance of our reportable segments based on segment adjusted EBITDA. We define segment adjusted EBITDA as total revenues less total costs and expenses; plus (i) other income excluding interest income, (ii) depreciation and amortization, (iii) adjustments related to MVC shortfall payments, (iv) impairments and (v) other noncash expenses or losses, less other noncash income or gains. Segment adjusted EBITDA excludes the effect of allocated corporate expenses, such as certain general and administrative expenses (including compensation-related expenses and professional services fees) interest expense and income tax expense.
The following table presents segment adjusted EBITDA by reportable segment.

	Year ended December 31,
	2014	2013	2012
	(In thousands)
Reportable segment adjusted EBITDA:
Marcellus Shale	$15,940	$6,333
Williston Basin – Gas	20,422	16,865
Williston Basin – Liquids	11,129	485
Barnett Shale	60,528	69,473	$63,670
Piceance Basin	107,953	80,941	53,179
Total reportable segment adjusted EBITDA	$215,972	$174,097	$116,849

The following table presents a reconciliation of income before income taxes to total reportable segment adjusted EBITDA.

	Year ended December 31,
	2014	2013	2012
	(In thousands)
Reconciliation of Income Before Income Taxes to Segment Adjusted EBITDA:
Income before income taxes	$(14,103)	$53,566	$43,679
Add:
Interest expense and affiliated interest expense	40,159	19,173	12,766
Depreciation and amortization	88,293	71,606	36,866
Allocated corporate expenses	11,065	8,773	10,903
Adjustments related to MVC shortfall payments	26,565	17,025	10,768
Unit-based compensation	5,036	3,846	1,876
Loss on asset sales, net	442	113	—
Goodwill impairment	54,199	—	—
Long-lived asset impairment	5,505	—	—
Less:
Interest income	4	5	9
Impact of purchase price adjustments	1,185	—	—
Total reportable segment adjusted EBITDA	$215,972	$174,097	$116,849

The following table summarizes details by reportable segment for the years ended December 31.

	Year ended December 31,
	2014	2013	2012
	(In thousands)
Revenues:
Marcellus Shale	$22,694	$9,588
Williston Basin – Gas	62,454	50,735
Williston Basin – Liquids	22,449	3,893
Barnett Shale	93,001	105,324	$93,453
Piceance Basin	152,537	127,273	81,961
Total reportable segments	353,135	296,813	175,414
Corporate	—	—	(991)
Total revenues	$353,135	$296,813	$174,423

Depreciation and amortization:
Marcellus Shale	$7,648	$3,998
Williston Basin – Gas	18,132	16,057
Williston Basin – Liquids	4,359	612
Barnett Shale	15,657	13,929	$12,078
Piceance Basin	40,965	35,527	24,310
Total reportable segments	86,761	70,123	36,388
Corporate	588	451	286
Total depreciation and amortization	$87,349	$70,574	$36,674

Other income:
Marcellus Shale	$—	$—
Williston Basin – Gas	—	—
Williston Basin – Liquids	—	—
Barnett Shale	—	—	$—
Piceance Basin	1,185	—	—
Total reportable segments	1,185	—	—
Corporate	4	5	9
Total other income	$1,189	$5	$9

Capital expenditures:
Marcellus Shale	$33,866	$1,822
Williston Basin – Gas	46,927	26,381
Williston Basin – Liquids	92,495	73,602
Barnett Shale	14,567	29,534	$39,588
Piceance Basin	32,505	50,709	36,899
Total reportable segments	220,360	182,048	76,487
Corporate	460	930	809
Total capital expenditures	$220,820	$182,978	$77,296